Share capital (Tables)	9 Months Ended
Sep. 30, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of classes of share capital

	September 30, 2023	December 31, 2022
	£	£
Issued and fully paid share capital
124,939,686 (2022: 122,963,545) Ordinary shares of £0.0005 each	62,470	61,482
	62,470	61,482

	December 31, 2022	Exercise of share-based payment awards	Issue of Shares	September 30, 2023
Ordinary shares	122,963,545	1,976,138	3	124,939,686
	122,963,545	1,976,138	3	124,939,686